Taxation, Income Tax Provision and Reconciliation of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Tax expense comprises income tax [Abstract]
Current tax benefit / (expense)	$ 0	$ 0	$ 0
Tax expense related to movements in deferred tax balances	0	0	0
Income tax (expense) / benefit	0	0	0
Numerical reconciliation between tax (expense) / benefit and pre-tax net result [Abstract]
Loss before tax	(7,825)	(6,391)	(8,503)
Prima facie taxation benefit at 30%	(2,348)	(1,917)	(2,551)
Decrease / (increase) in income tax benefit due to [Abstract]
Differences in tax rates	232	224
Non-deductible expenses	746	1,113	964
Foreign exchange and other translation adjustments	(130)	(586)	(652)
Additional tax deductible expenditure	(7)	(166)	(131)
Unrecognised tax losses relating to current year	1,507	1,181	2,528
Adjustments for prior years	0	151	(158)
Income tax (expense) / benefit	$ 0	$ 0	$ 0
Percentage of tax benefit	30.00%